Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 5,952,269	₩ 6,088,729
Acquisitions	542,359	353,115
Business combination		47,625
Disposals	(35,970)	(6,936)
Amortization	(356,581)	(409,774)
Impairment loss	(336,996)	(166,977)
Others	(594,256)	46,487
Ending	5,170,825	5,952,269
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	1,349,838	1,375,131
Impairment loss	(223,709)	(21,750)
Others	(980)	(3,543)
Ending	1,125,149	1,349,838
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,449,193	2,521,171
Acquisitions	334,667	167,580
Business combination		47,625
Disposals	(18,619)	(450)
Amortization	(198,282)	(217,932)
Impairment loss	(96,475)	(74,524)
Others	(70,959)	5,723
Ending	2,399,525	2,449,193
Premium in rental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	118,310	119,039
Acquisitions	36,196	6,006
Disposals	(15,675)	(3,666)
Amortization	(330)	(611)
Impairment loss	(4,218)	(1,661)
Others	510	(797)
Ending	134,793	118,310
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	80,218	117,012
Acquisitions	4,248	3,479
Disposals	(32)	(1,179)
Amortization	(37,305)	(66,847)
Impairment loss	(411)	(694)
Others	52,445	28,447
Ending	99,163	80,218
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	309,373	256,617
Amortization	(22,975)	(19,912)
Others	18,683	72,668
Ending	305,081	309,373
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	205,944	162,268
Acquisitions	2,654	91,548
Impairment loss	(3,339)	(56,519)
Others	(13,129)	8,647
Ending	192,130	205,944
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	466,945	514,245
Amortization	(48,499)	(46,508)
Others	3,327	(792)
Ending	421,773	466,945
Power generation permit [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	539,405	539,405
Others	(539,405)
Ending		539,405
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	433,043	483,841
Acquisitions	164,594	84,502
Disposals	(1,644)	(1,641)
Amortization	(49,190)	(57,964)
Impairment loss	(8,844)	(11,829)
Others	(44,748)	(63,866)
Ending	₩ 493,211	₩ 433,043